Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Cash	￦	3,100	8,940
Demand deposits and checking accounts		2,344,259	2,310,431
Time deposits		1,108,111	947,904
Other cash equivalents		1,299,174	1,507,891

	￦	4,754,644	4,775,166

As of December 31, 2021, cash and cash equivalents amounting to
￦
1,819 million of subsidiaries of the Company, such as POSCO E&C CHINA Co., Ltd., is restricted.